Cash Flow Reconciliations	6 Months Ended
Jun. 30, 2018
Cash Flow Reconciliations
Cash Flow Reconciliations

12. Cash Flow Reconciliations

        The reconciliations of the Partnership's non-cash investing and financing activities for the six months ended June 30, 2018 are presented in the following tables:

        A reconciliation of borrowings arising from financing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Borrowings outstanding as of January 1, 2018	1,300,565	—	—	1,300,565
Borrowings repayments	—	(119,757)	—	(119,757)
Additions in deferred loan fees	—	(68)	—	(68)
Amortization and write-off of deferred loan issuance costs (Note 11)	—	—	3,703	3,703

Borrowings outstanding as of June 30, 2018	1,300,565	(119,825)	3,703	1,184,443

        A reconciliation of derivatives arising from financing activities is as follows:

	Opening balance	Non-cash items	Total
Net derivative assets as of January 1, 2018	6,346	—	6,346
Unrealized gain on derivatives held for trading (Note 11)	—	7,371	7,371

Net derivative assets as of June 30, 2018	6,346	7,371	13,717

        A reconciliation of vessels arising from investing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Vessels as of January 1, 2018	2,149,751	—	—	2,149,751
Additions (Note 4)	—	13,590	14,792	28,382
Depreciation expense (Note 4)	—	—	(36,604)	(36,604)

Vessels as of June 30, 2018	2,149,751	13,590	(21,812)	2,141,529

        A reconciliation of equity offerings arising from financing activities is as follows:

	Cash flows	Non-cash items	Total
Proceeds from public offerings and issuances of common and general partner units (net of underwriting discounts and commissions) (Note 5)	960	—	960
Proceeds from public offering of preference units (net of underwriting discounts and commissions) (Note 5)	111,544	—	111,544
Offering costs	(662)	276	(386)

Net proceeds from equity offerings in the six months ended June 30, 2018	111,842	276	112,118